Restatement of Previously Issued Financial Condensed Consolidated Statements of Cash Flows (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ 145,601	$ (77,177)	$ (24,926,364)	$ (776,960)
Accrued and other liabilities	(29,116)	195,425	482,029	23,996
Net cash used in operating activities	$ (391,580)	$ 203,985	(5,555,840)	$ 568,455
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(24,817,342)
Accrued and other liabilities			373,007
Net cash used in operating activities			(5,555,840)
Revision of Prior Period, Reclassification, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(109,022)
Accrued and other liabilities			109,022
Net cash used in operating activities